SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Subsequent Events [Abstract]
Subsequent Events [Text Block]
15.	SUBSEQUENT EVENTS

(a)	Subsequent to September 30, 2017, the Company received an additional $1,099,984 from the lenders described in note 8(a) under the same terms and conditions.
(b)	Subsequent to September 30, 2017, an Exchangeable shareholder exchanged 2,000,000 exchangeable shares into Common Stock.
(c)	Subsequent to September 30, 2017, the Company’s shareholders approved an increase in the number of authorized shares of common stock from 150,000,000 to 250,000,000.

17.	SUBSEQUENT EVENTS
1.
On May 23, 2017, the Company entered into a Co-operative Joint Venture Contract (the “JV Agreement”) with Ginger Capital Investment Holding Ltd., a Hong Kong corporation (“Ginger Capital”), to establish a cooperative joint venture enterprise in the People’s Republic of China. The joint venture was established for the purposes of strengthening the economic cooperation and technical exchange between the parties and adopting advanced technology and scientific management methods through the distribution and promotion of the Company’s products in the People’s Republic of China, Hong Kong and Macau (the “Territory”). The registered capital of the joint venture will be ten million RMB or approximately US$1.45 million, which will be contributed entirely by Ginger Capital. The terms of the cooperation include the entering into a Distribution Agreement and License Agreement between the Company and the joint venture company for the commercialization of the Company’s products in the Territory. In consideration of granting rights to the joint venture enterprise to market and sell the Company’s products in the Territory, the joint venture enterprise is tasked with the responsibility of obtaining approval from the PRC Food and Drug Administration and such other approvals in order for such marketing and sale in the Territory to be conducted. The joint venture enterprise will be co-managed by the parties and each party will be represented at the board level by directors appointed by them. Any profit distribution will be 75% in favor of Ginger Capital and 25% in favor of the Company. In conjunction with the requirement of Ginger Capital to capitalize the joint venture enterprise, affiliates of Ginger Capital collectively invested or committed to invest $500,000 in the Company on May 23, 2016, and the Company issued or will issue to such affiliates of Ginger Capital convertible promissory notes (collectively, the “Note”) and three-year common stock purchase warrants (collectively, the “Warrant”). The Note bears interest at a fixed rate of 8% per annum, payable at the earlier of the one year anniversary of the Note and the consummation of a “qualified financing”, as defined in the Note (the “Maturity Date”). Upon an equity or equity-linked round of financing of the Company that raises gross proceeds of $3,000,000 or more (“New Round Stock”), the outstanding principal and accrued interest (the “Outstanding Balance”) shall convert into New Round Stock based upon the lesser of: (i) $0.50 per New Round Stock and (ii) the quotient obtained by dividing (x) the Outstanding Balance on the conversion date multiplied by 1.10 by (y) the actual price per New Round Stock in the Qualified Financing. Upon the Maturity Date, Ginger Capital shall further be issued the Warrant, exercisable into a number of shares of the Company’s common stock equal to (i) in the case of the conversion of the Note, 25% of the number of shares issued upon conversion and (ii) in the case of the repayment of the Note in cash, the number of shares of Common Stock equal to the quotient obtained by dividing the Outstanding Balance by 4. The exercise price per share is $0.60.

2.
On June 22, 2017, the Company entered into a Joint Development and Manufacturing Agreement with Wistron Medical Tech Holding Company (“Wistron”), pursuant to which the parties agreed to jointly design, engineer, and manufacture low-price, lower- body assistive robotic technologies for mass commercial sale within the consumer home products market (the “Joint Development Agreement”). Pursuant to the Joint Development Agreement, among other things, each party granted to the other a fully paid up, non-exclusive, royalty-free, non -transferable and non-sublicensable license under its background intellectual property to (i) develop the joint development product for commercialization and use; and (ii) use or manufacture, as the case may be, the joint development product to perform its obligations under the Joint Development Agreement. Additionally, the Company agreed to reimburse Wistron for all of its costs and expenses under the Joint Development Agreement (either through a mark-up on the cost of goods or through a payment for costs incurred), and shall own all developed intellectual property so long as the reimbursement obligations have been met.

3.
On May 25, 2017, the Company commenced an offer to amend and exercise to all of the holders of its $1.40 and $0.80 warrants, pursuant to which the Company offered such holders the right to amend their warrants to (a) reduce their respective exercise price to $0.25 per share of common stock (the “Amended Exercise Price”) in cash on the terms and condition set forth in the tender offer documents (the “Amended Warrants”) and (b) shorten the exercise period of the original warrants collectively so that they expire concurrently with the expiration of the tender offer. At the closing on June 27, 2017, warrant holders exercised an aggregate of 5,000,172 warrants for $1,125,038 pursuant to the terms of the offer and after the Company paid an aggregate of approximately $125,000 on placement agent fees with respect to the closing of the offer to amend and exercise. As a result, there remain 13,663,014 underlying warrants that may be issued upon future exercise, including warrants that were issued subject to an upward adjustment to such number of shares and a downward adjustment to the exercise price of the remaining warrants, based on existing price-based anti-dilution provisions in the remaining warrants.

4.
Subsequent to March 31, 2017, the Company received an additional $2,999,476 from the lenders described in Note 8. Terms and conditions on these loans changed on August 14, 2017 when the Company entered into an amendment to these convertible loans, whereby the interest was changed to a fixed rate of 12% per year from April 1, 2017 to August 14, 2017, and 3% per month from August 14, 2017 to maturity, which was extended to the earlier of March 31, 2018 or consummation of a qualified financing. The conversion feature was modified to contain the following terms: upon the consummation of an equity or equity-linked round with aggregate gross proceeds of $7,000,000, without any action on part of the Holder, the outstanding principal, accrued and unpaid interest and premium amount equal to twenty-five percent (25%) of the principal amount less accrued and unpaid interest, will be converted into shares of a new round stock based on the lessor of (a) the lowest issuance (or conversion) price of new round stock in case there is more than one tranche of new round stock or (b) twenty five cents ($0.25). Further the Company issued warrants to these debt holders amounting to 20% of the aggregate principal of the convertible loans divided by the exercise price, which would be determined as the lowest price of a new round stock in a qualified financing, the average volume weighted average price for the sixty trading days prior to January 31, 2018 or $0.25. The warrants have a term of five years. In addition, an additional $200,000 was received from the same shareholders of which terms are yet to be determined.

5.	Subsequent to March 31, 2017, Exchangeable Shareholders exchanged 2,000,000 exchangeable shares into Common Stock.

6.	Subsequent to March 31, 2017, the Company’s shareholders approved an increase in the number of authorized shares of Common Stock from 150,000,000 to 250,000,000.

7.	Subsequent to March 31, 2017, the maturity date of one of the Company’s demand loans worth $50,000 was extended from December 31, 2017 to June 30, 2018.

8.
Subsequent to March 31, 2017, the Company granted 250,000 shares to a consultant and 2,000,000 options to an executive officer at $0.21. The 1,500,000 options vest over three years and the up to 500,000 additional performance options based on meeting sales targets for the years ending March 31, 2018 and 2019. The performance options will vest at $0.21, if the performance objectives are met.